COMMON AND PREFERRED STOCK (Details Narrative)															1 Months Ended		3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Oct. 02, 2018 $ / shares	Oct. 01, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 08, 2018 USD ($)	Jun. 08, 2018	Mar. 31, 2018 USD ($) $ / shares	Feb. 28, 2022	Feb. 28, 2022	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2022 USD ($) DividendsPeriod Director $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) DividendsPeriod Director $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Class of Stock [Line Items]
Dividends paid, common stock | $																	$ 0	$ 0			$ 0	$ 0						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred stock, shares issued | shares																	2,812,000	2,812,000	2,812,000	2,812,000				2,812,000				2,812,000		2,812,000		2,812,000	2,812,000
Preferred stock, shares outstanding | shares																	2,812,000	2,812,000	2,812,000	2,812,000				2,812,000				2,812,000		2,812,000		2,812,000	2,812,000
Undeclared preferred stock dividends arrears | $		$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,250,000			$ 1,912,000	$ 1,912,000			$ 1,912,000						$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 1,912,000					$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Dividends paid, preferred stock		$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80			$ 0.68	$ 0.68			$ 0.68						$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68					$ 3.20	$ 3.20	$ 3.20	$ 2.84	$ 0.68
Dividends declared, common stock
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued | shares																	2,811,535	2,811,535	2,811,535	2,811,535								2,811,535		2,811,535		2,811,535
Preferred stock, shares outstanding | shares																	2,811,535	2,811,535	2,811,535	2,811,535								2,811,535		2,811,535		2,811,535
Redemption price per share																	$ 25.00	$ 25.00	$ 25.00	$ 25.00								$ 25.00		$ 25.00		$ 25.00
Dividends paid, preferred stock | $																	$ 0	$ 0			$ 0	$ 0						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred stock, voting rights																																no voting rights but have limited voting rights under certain circumstances, as described in the Charter.
Undeclared preferred stock dividends arrears | $												$ 41,300,000							$ 39,100,000									$ 41,300,000		$ 43,500,000		$ 36,900,000
Dividend rate												10.875%	10.875%						10.875%									10.875%		10.875%		10.875%
Stated liquidation preference																	$ 25.00	$ 25.00	$ 25.00	$ 25.00								$ 25.00		$ 25.00		$ 25.00
Dividends paid, preferred stock									$ 3.20																							$ 2.72
Number of dividends period | DividendsPeriod																			4									4		4		4
Increase of preferred stock dividend rate								12.875%	12.875%																							12.875%
Number of additional directors | Director																			2									2		2		2
Dividends declared, preferred stock
Preferred stock cumulative preferential cash dividends annual rate per share									$ 2.72
Unpaid accrued dividends on preferred stock | $									$ 1,900,000										$ 2,200,000									$ 2,200,000		$ 2,200,000
Dividends paid, preferred stock								$ 3.20	$ 3.20
Preferred stock, fixed interest rate (percentage)	10.875%														10.875%	10.875%																10.875%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, fixed interest rate (percentage)	12.50%														12.50%	12.50%